Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Income Taxes [Abstract]
Loss before income taxes	$ (15,552)	$ (37,633)	$ (32,162)
Income taxes on earnings before income taxes, at above statutory rate	(4,199)	(10,161)	(8,684)
Nondeductible (income) expenses	(180)	8	2
Estimated SR&ED ITC	0	(181)	(166)
Defered tax liability	0	(3,871)	(1,062)
Tax rate difference by jurisdiction	747	479	562
Tax benefits not recognized	3,368	3,183	3,072
Impairment loss	0	5,720	2,790
Prior year tax assessments and adjustments	(242)	(234)	(172)
Other	56	573	797
Income taxes	(450)	(4,484)	(2,861)
Current income taxes	(272)	(318)	(103)
Deferred income taxes	(178)	(4,166)	(2,758)
Income taxes including discontinued operations	$ (450)	$ (4,484)	$ (2,861)